Intangible Assets, Net (Details Narrative) - USD ($)		12 Months Ended
	Nov. 23, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Estimated useful lives of intangible assets	10 years
Amortization expense		$ 13,028	$ 708	$ 263
Bigdata Platform [Member]
Estimated useful lives of intangible assets		10 years
Accounting Software [Member]
Estimated useful lives of intangible assets		5 years